NATURE OF BUSINESS AND OPERATIONS (Details Narrative) - USD ($)	Feb. 11, 2019	May 31, 2020	May 31, 2019
NATURE OF BUSINESS AND OPERATIONS
Purchase aggregate shares of common stock	7,561,000
Aggregate purchase price of comman stock	$ 18,000
Selling price per share	$ 0.00238
Selling Stockholders represent, percentage	76.66%
Outstanding shares of common stock	9,863,000	9,863,000	9,863,000